Intangible assets, net - Schedule of future amortization expense (Detail)	Dec. 31, 2021 CNY (¥)
Intangible Assets Excluding Goodwill [Abstract]
2022	¥ 67,954,112
2023	56,259,589
2024	12,973,156
2025	4,793,787
2026 and thereafter	¥ 4,570,857